Property and Equipment- Disclosure of property and equipment activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 2,146,576	$ 1,739,529
Write down of asset	(517,626)	(45,679)
Property, plant and equipment at end of period	3,443,317	2,146,576
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,804,504	3,236,213
Additions	578,924	352,682
Transfers from inventory	1,711,951	360,679
Transfers from finance lease receivables	255,059
Transfers to inventory	(299,538)	(102,158)
Write down of asset		(45,679)
Foreign exchange translation	200	2,767
Property, plant and equipment at end of period	6,051,100	3,804,504
Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,657,928)	(1,496,684)
Depreciation	428,458	172,250
Transfers to inventory	(3,600)	12,770
Write down of asset	(517,626)
Foreign exchange translation	(171)	(1,764)
Property, plant and equipment at end of period	(2,607,783)	(1,657,928)
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	55,964	34,925
Property, plant and equipment at end of period	89,435	55,964
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	93,850	51,849
Additions	73,340	41,223
Transfers from inventory	0	0
Transfers from finance lease receivables	0
Transfers to inventory	0	0
Write down of asset		0
Foreign exchange translation	44	778
Property, plant and equipment at end of period	167,234	93,850
Computers [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(37,886)	(16,924)
Depreciation	39,870	20,200
Transfers to inventory	0	0
Write down of asset	0
Foreign exchange translation	(43)	(762)
Property, plant and equipment at end of period	(77,799)	(37,886)
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	35,290	26,047
Property, plant and equipment at end of period	42,434	35,290
Furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	60,879	43,058
Additions	16,811	15,832
Transfers from inventory	0	0
Transfers from finance lease receivables	0
Transfers to inventory	0	0
Write down of asset		0
Foreign exchange translation	156	1,989
Property, plant and equipment at end of period	77,846	60,879
Furniture [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(25,589)	(17,011)
Depreciation	9,695	7,576
Transfers to inventory	0	0
Write down of asset	0
Foreign exchange translation	(128)	(1,002)
Property, plant and equipment at end of period	(35,412)	(25,589)
Automobiles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	205,204	74,130
Property, plant and equipment at end of period	381,173	205,204
Automobiles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	245,246	94,256
Additions	218,829	150,990
Transfers from inventory	0	0
Transfers from finance lease receivables	0
Transfers to inventory	0	0
Write down of asset		0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	464,075	245,246
Automobiles [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(40,042)	(20,126)
Depreciation	39,259	19,916
Transfers to inventory	(3,600)	0
Write down of asset	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	(82,901)	(40,042)
Demonstration Electric Buses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	828,966	668,788
Property, plant and equipment at end of period	1,781,430	828,966
Demonstration Electric Buses [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,045,305	832,463
Additions	0	0
Transfers from inventory	1,711,951	360,679
Transfers from finance lease receivables	255,059
Transfers to inventory	(299,538)	(102,158)
Write down of asset		(45,679)
Foreign exchange translation	0	0
Property, plant and equipment at end of period	2,712,777	1,045,305
Demonstration Electric Buses [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(216,339)	(163,675)
Depreciation	197,382	65,434
Transfers to inventory	0	12,770
Write down of asset	(517,626)
Foreign exchange translation	0	0
Property, plant and equipment at end of period	(931,347)	(216,339)
Leased Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	38,121	46,531
Property, plant and equipment at end of period	4,809	38,121
Leased Asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	672,151	672,151
Additions	0	0
Transfers from inventory	0	0
Transfers from finance lease receivables	0
Transfers to inventory	0	0
Write down of asset		0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	672,151	672,151
Leased Asset [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(634,030)	(625,620)
Depreciation	33,312	8,410
Transfers to inventory	0	0
Write down of asset	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	(667,342)	(634,030)
EV Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	156,077	53,419
Property, plant and equipment at end of period	285,930	156,077
EV Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	834,514	691,703
Additions	220,771	142,811
Transfers from inventory	0	0
Transfers from finance lease receivables	0
Transfers to inventory	0	0
Write down of asset		0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	1,055,285	834,514
EV Equipment [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(678,437)	(638,284)
Depreciation	90,919	40,153
Transfers to inventory	0	0
Write down of asset	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	(769,356)	(678,437)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	801,317	800,717
Property, plant and equipment at end of period	801,317	801,317
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	801,317	800,717
Additions	0	600
Transfers from inventory	0	0
Transfers from finance lease receivables	0
Transfers to inventory	0	0
Write down of asset		0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	801,317	801,317
Land [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Depreciation	0	0
Transfers to inventory	0	0
Write down of asset	0
Foreign exchange translation		0
Property, plant and equipment at end of period	0	0
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	25,637	34,972
Property, plant and equipment at end of period	56,789	25,637
Leasehold Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	51,242	50,016
Additions	49,173	1,226
Transfers from inventory	0	0
Transfers from finance lease receivables	0
Transfers to inventory	0	0
Write down of asset		0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	100,415	51,242
Leasehold Improvements [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(25,605)	(15,044)
Depreciation	18,020	10,561
Transfers to inventory	0	0
Write down of asset	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	$ (43,625)	$ (25,605)